Financial Instruments (Details) - USD ($) $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2026	Mar. 31, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Financial instruments fair value gains
Net gains/(losses) on equity investments measured at fair value through Other comprehensive income	$ 280		$ (67)	$ 465	$ (125)
Payment of contingent consideration from business combinations				290	629
Diabetes alliance
Financial instruments fair value gains
Payment of contingent consideration from business combinations		$ 257
Interest-Bearing Loans and Borrowings | Not measured at fair value in statement of financial position but for which fair value is disclosed
Financial instruments fair value gains
Carrying value, financial liabilities	31,333			31,333
Financial liabilities, at fair value	30,630			30,630
Financial assets at amortised cost
Financial instruments fair value gains
Cash collateral pledged to counterparties	70			70
Other Investments | Financial assets measured at fair value
Financial instruments fair value gains
Financial assets	2,624			2,624
Money market funds | Financial assets measured at fair value
Financial instruments fair value gains
Financial assets	3,427			3,427
Derivatives | Financial assets measured at fair value
Financial instruments fair value gains
Financial assets	359			359
Level 3
Financial instruments fair value gains
Net gains/(losses) on equity investments measured at fair value through Other comprehensive income				(9)	$ 35
Level 3 | Equity investments
Financial instruments fair value gains
Financial assets	442			442		$ 458
Level 3 | Equity investments | Financial assets measured at fair value
Financial instruments fair value gains
Financial assets	$ 442			$ 442